Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 14 – Related party transactions

a.	Other receivable – related party

	Relationship	Nature	December 31, 2025	December 31, 2024
Jiangsu Yanggu	The Company’s VIE prior to November 2025. Mr. Yi Shao, legal representative of Jiangsu YANGGU and holds a 5% equity interest, is also the CEO and director of the Company. Mr. Aimin Kong, holds a 20% equity interest, also services as the COO of the Company.	Receipts and payments on behalf of the Company*	$20,360,293	$-
Total			$20,360,293	$-

*	As of the date of this report, the Company has recovered RMB125,884,430 ($17,909,805) of receivables from Jiangsu Yanggu. The Company is pursuing the collection and settlement of the outstanding balance, which is expected to be fully settled by June 30, 2026.

b. Amounts due to related parties consist of the following:

	Relationship	Nature	December 31, 2025	December 31, 2024
Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of Kashi Longrui	Payable for storage fees	$7	$502
Jiangsu Jinhanqi E-Commerce Co., Ltd. (Jiangsu Jinhanqi)	24.48% owned by Nanjing Culture, a company of which Mr. Huajun Gao serves as general manager and director, and Mr. Aimin Kong serves as vice chairman. Mr. Huajun Gao and Mr. Aimin Kong each held a 2.6% beneficial ownership interest in the Company from May 31, 2024, and a 10.7% beneficial ownership interest prior to such date.	Received deposits and advance service fees from customers	282,438	-
Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Advance service fees from customers	14,227	-
Total			$296,672	$502

c. Net revenues – related parties consist of the following:

	Relationship	Nature	Year Ended December 31, 2025	The Period from January 1, 2024 to May 31, 2024	Year Ended December 31, 2023
Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	System maintenance and technical support service fees	$73,962	$12,824	$39,643
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang, a company controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	System maintenance and technical support service fees	-	41,809	104,966
Jiangsu Jinhanqi	24.48% owned by Nanjing Culture，a company of which Mr. Huajun Gao serves as general manager and director, and Mr. Aimin Kong serves as vice chairman. Mr. Huajun Gao and Mr. Aimin Kong each held a 2.6% beneficial ownership interest in the Company from May 31, 2024, and a 10.7% beneficial ownership interest prior to such date.	System maintenance and technical support service fees	454,337
Total			$528,299	$54,633	$144,609

d. Cost of revenues – related party consists of the following:

	Relationship	Nature	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of Kashi Longrui	Storage fees	$6	$21,075	$64,051

e. General and administrative expenses – related parties consist of the following:

	Relationship	Nature	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Rent expense.	$-	$38,647	$146,924
HKFAEx	100% owned by the Company’s former Chairman	Accounting and business administration services.	-	$65,744	$87,365
Total			$-	$104,391	$234,289

f. Other income，net – related parties consist of the following:

	Relationship	Nature	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Jiangsu Jinhanqi E-Commerce Co., Ltd.	24.48% owned by Nanjing Culture，a company of which Mr. Huajun Gao serves as general manager and director, and Mr. Aimin Kong serves as vice chairman. Mr. Huajun Gao and Mr. Aimin Kong each held a 2.6% beneficial ownership interest in the Company from May 31, 2024, and a 10.7% beneficial ownership interest prior to such date.	Rental and property management fees, and car rental service fees	$325,766	$-	$-

The Company entered into a system maintenance and technical support service fees with Jiangsu Jinhanqi, to provide daily technical support, application software troubleshooting, software upgrades, and other related services in fiscal year 2025. During the year ended December 31, 2025, the Company recognized system maintenance and technical support service revenue of $528,299 from Jinhanqi.

During the years ended December 31, 2024 and 2023, HKDAEx paid approximately $66,000 and $87,000, respectively, to HKFAEx, a company owned by our chairman for accounting and business administration services.

The Company entered into a non-cancellable Office Premises Use Contract with Nanjing Culture which is controlled by Huajun Gao and Aimin Kong, each is a 10.7% beneficial shareholder of the Company, for an office from January 1, 2020 to December 31, 2020 with a monthly rental of approximately $14,000 including VAT taxes. The Company renewed the lease under the same terms from January 1, 2021 to December 31, 2021 and then renewed again to December 31, 2024. Nanjing Culture became a third party since June 2024. The monthly rent from January 2024 to May 2024 was renegotiated to approximately $7,700 per month. Total related party rental expense for the years ended December 31, 2025, 2024 and 2023 was approximately nil, $39,00 and $147,000, respectively.

For the year ended December 31, 2025, the Company provided office rental and car rental services to Jinhanqi. The Company recognized $156,226 as rental and property management service income and $169,540 as car rental income, which were recorded in other income.